Contingencies (Engle Progeny Cases Trial Results) (Details) (Engle Progeny Cases [Member], USD $)	0 Months Ended	12 Months Ended
	Jan. 26, 2012 Florida/Hallgren [Member]	Dec. 31, 2011 Florida/Allen [Member]	Dec. 31, 2011 Florida/Tullo [Member]	Dec. 31, 2011 Florida/Huish [Member]	Dec. 31, 2011 Florida/Hatziyannakis [Member]	Dec. 31, 2011 Florida/Piendle [Member]	Dec. 31, 2011 Florida/Kayton (Formerly Tate) [Member]	Dec. 31, 2011 Florida/Putney [Member]	Dec. 31, 2011 Florida/R. Cohen [Member]	Dec. 31, 2011 Florida/Douglas [Member]	Dec. 31, 2011 Florida/Naugle [Member]	Dec. 31, 2011 Florida/Campbell [Member]	Dec. 31, 2011 Florida/Barbanell [Member]	Dec. 31, 2011 Florida/Hess [Member]	Dec. 31, 2011 Florida/Weingart [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	January 2012	April 2011	April 2011	February 2011	February 2011	August 2010	July 2010	April 2010	March 2010	March 2010	November 2009	August 2009	August 2009	February 2009	July 2011
Compensatory damages jury award total excluding interest	$ 2,000,000	$ 6,000,000	$ 4,500,000	$ 750,000	$ 270,000	$ 4,000,000	$ 8,000,000	$ 15,100,000	$ 10,000,000	$ 5,000,000	$ 56,600,000	$ 7,800,000	$ 5,300,000	$ 3,000,000	$ 0
Additur damages imposed by trial court															150,000
Compensatory damages reduced award total											13,000,000
Compensatory damages reduced amended award total											12,300,000
Compensatory damages jury award allocation percentage allocated to PM USA	25.00%	15.00%	45.00%	25.00%	32.00%	27.50%	64.00%	15.00%	33.33%	18.00%	90.00%	2.00%	36.50%	42.00%	3.00%
Compensatory damages jury award allocation amount	500,000	900,000	2,025,000	187,500	86,000	1,100,000	5,100,000	2,300,000	3,300,000	900,000		156,000	1,950,000	1,260,000
Punitive damages jury award total all defendants									20,000,000		244,000,000
Punitive damages reduced award total		2,700,000									26,000,000
Punitive damages reduced amended award total											24,500,000
Punitive damages jury award allocation amount				1,500,000		90,000	16,200,000	2,500,000						5,000,000
Punitive damages jury award total against each defendant	750,000	17,000,000							10,000,000
Appeals bond posted by PM USA		1,250,000	2,000,000	1,700,000	86,000	1,200,000	5,000,000	1,600,000	2,500,000	900,000	5,000,000	156,000	1,950,000		5,000
Loss contingency, damages allocated															4,500
Loss contingency, appeal bond date		November 4, 2011	July 2011	May 2011	June 2011	January 2011	August 2010	August 2010	October 2010	June 2010	April 2010	January 2010	September 2009		November 14, 2011
Loss contingency, court reduction date		October 2011
Loss contingency damages recorded costs and interest												$ 242,000